GE Institutional Funds

Supplement Dated January 8, 2007

to Prospectus dated January 29, 2006

As a result of having assumed new responsibilities within GE Asset Management, Judith A. Studer will no longer be a member of the portfolio management team for the International Equity Fund and will no longer be responsible for the international equity portion of the Strategic Investment Fund, effective February 1, 2007. As a result, Ms. Studer’s responsibilities with respect to the International Equity Fund will be assumed by Paul Nestro and Makoto Sumino. Below please find the biographical information for Messrs. Nestro and Sumino:

Paul Nestro is a Vice President of GE Asset Management. He joined GE Asset Management in January 1993 and has been a member of the portfolio management team for the International Equity Fund since February 2007.

Makoto Sumino is a Senior Vice President of GE Asset Management. He has served on the portfolio management team for the International Equity Fund since February 2007. Mr. Sumino joined GE Asset Management in September 1996 as a securities analyst and portfolio manager. He became Deputy Director of the International Equity Research Team in January 2001 and Director in April 2005.

Please retain this supplement for future reference

GE Institutional Funds

(International Equity Fund)

(Small-Cap Equity Fund)

(Strategic Investment Fund)

Supplement Dated January 8, 2007

to Prospectus dated January 29, 2006

As a result of having assumed new responsibilities within GE Asset Management, Judith A. Studer will no longer be a member of the portfolio management team for the International Equity Fund and will no longer be responsible for the international equity portion of the Strategic Investment Fund, effective February 1, 2007. As a result, Ms. Studer’s responsibilities with respect to the International Equity Fund will be assumed by Paul Nestro and Makoto Sumino. Below please find the biographical information for Messrs. Nestro and Sumino:

Paul Nestro is a Vice President of GE Asset Management. He joined GE Asset Management in January 1993 and has been a member of the portfolio management team for the International Equity Fund since February 2007.

Makoto Sumino is a Senior Vice President of GE Asset Management. He has served on the portfolio management team for the International Equity Fund since February 2007. Mr. Sumino joined GE Asset Management in September 1996 as a securities analyst and portfolio manager. He became Deputy Director of the International Equity Research Team in January 2001 and Director in April 2005.

Please retain this supplement for future reference